Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		6 Months Ended	12 Months Ended
	May 19, 2021	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Stockholders' Equity Note, Stock Split	On May 19, 2021, the Company effected a nine-for-one forward stock split of its issued and outstanding common stock, stock options and restricted stock units (“RSUs”)
Stockholders' Equity Note, Stock Split, Conversion Ratio	9
Inventory Write-down		$ 400	$ 800	$ 0
Returns reserve		$ 2,128	1,677	776
Allowance for credit loss, accounts receivable			0	0
Impairment of assets to be disposed of			0	0
Uncertain tax positions			0	0
Subsequent Event [Member]
Stockholders' Equity Note, Stock Split	On May 19, 2021, the Company effected a nine-for-one forward stock split of its issued and outstanding common stock, stock options and RSUs.
General and Administrative Expense [Member]
Stock based compensation expense			8,700	200
Fair Value, Inputs, Level 3 [Member]
Assets or liabilities classified			0	0
Fair Value, Inputs, Level 1 [Member]
Cash equivalents carrying amount			$ 50,200	$ 27,600